Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets
Schedule of other assets

	2022	2021
Current
Partners in joint operations	871,409	639,199
Prepaid expenses	693,341	549,456
Advanced payments to contractors and suppliers	679,829	591,990
Trust funds	507,163	527,520
Related parties (Note 31)	1,087	1,386
Other assets	25,651	23,540
	2,778,480	2,333,091
Non–current
Abandonment and pension funds	568,066	461,729
Employee benefits	342,143	229,969
Trust funds	184,464	176,781
Advanced payments and deposits	87,684	92,815
Judicial deposits and attachments	54,776	48,845
Other assets	216,214	188,224
	1,453,347	1,198,363